Bank borrowings (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Bank borrowings
Bank borrowings	$ 2,673,000
Amount pledged to secure obligations	1,000	$ 0
Borrowings available	7,672,000
Amount utilized	2,673,000
Undrawn facilities available for draw-down net of bank deposits pledged as restricted	$ 0	0
Weighted average
Bank borrowings
Interest rate, percentage	2.80%
Term loan
Bank borrowings
Bank borrowings	$ 1,266,000
Loans payable term	1 year
Undrawn loan facilities	$ 0	0
Term loan | Minimum
Bank borrowings
Interest rate, percentage	2.80%
Term loan | Maximum
Bank borrowings
Interest rate, percentage	2.85%
Revolving loan
Bank borrowings
Bank borrowings	$ 1,406,000
Loans payable term	1 year
Undrawn loan facilities	$ 500,000	0
Revolving loan | Minimum
Bank borrowings
Interest rate, percentage	2.50%
Revolving loan | Maximum
Bank borrowings
Interest rate, percentage	3.05%
Revolving service trade loans
Bank borrowings
Bank borrowings	$ 1,000
Interest rate, percentage	4.98%
Undrawn loan facilities	$ 4,499,000	$ 0